Document and Entity Information	3 Months Ended
Mar. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019